ACCOUNTS PAYABLE, NON-CURRENT	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Payables Non Current Explanatory Abstract
ACCOUNTS PAYABLE, NON-CURRENT

NOTE 23 - ACCOUNTS PAYABLE, NON-CURRENT

	As of	As of
	December 31,	December 31,
	2022	2021
	ThUS$	ThUS$

Aircraft and engine maintenance	249,710	276,816
Fleet (JOL)	40,000	124,387
Airport and Overflight Taxes	19,866	26,321
Provision for vacations and bonuses	16,539	14,545
Other sundry liabilities	169	30,357
Total accounts payable, non-current	326,284	472,426